Consolidated Statements Of Operations (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Operations
Commissions related party	$ 1,119,611	$ 1,427,823	$ 1,776,959
Vessels operating expenses related party	581,021	616,388	358,800
Dry-docking expenses related party	122,481	120,506	16,500
General and administrative expenses related party	5,265,799	2,337,289	1,902,451
Interest income related party	$ 508,019	$ 0	$ 0